Consolidated Statements of Cash Flows (USD $)	9 Months Ended	51 Months Ended
	Apr. 30, 2012	Apr. 30, 2012
Operating activities
Net income (loss)	$ (771,391)	$ (4,607,267)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	532,828	783,650
Write-down of supplies inventory		38,000
Write-down of web development costs		9,000
Fair value of derivative liabilities in excess of proceeds		808,590
Loss on extinguishment of debt	761,492	761,492
Loss on adjustment to fair value of derivative liabilities	(4,192,781)	(3,150,985)
Non-cash interest expense	236,864	236,864
Share-based compensation	121,292	121,292
Amortization of common stock issued for services	249,000	332,000
Changes in operating assets and liabilities:
(Increase) decrease in prepaid expenses	50,229	(128,732)
(Increase) decrease in other current assets	(2,849)	(18,792)
(Decrease) increase in accounts payable and accrued liabilities	848	370,024
(Decrease) increase in accrued compensation	190,642	258,416
(Decrease) increase in accrued income taxes	1,600	3,200
Net cash used in operating activities	(2,822,226)	(4,183,248)
Investing activities
Purchases of property and equipment	(23,341)	(93,626)
Investment in intangible assets		(250,000)
Net cash used in investing activities	(23,341)	(343,626)
Financing activities
Proceeds from issuance of common stock and warrants	7,750,000	11,889,000
Payment of financing and offering costs	(542,500)	(542,500)
Payment of amounts due under acquisition obligation	(250,000)	(250,000)
Proceeds from amounts due to stockholder		153,867
Repayment of amounts due to stockholder		(153,867)
Net cash provided from financing activities	6,957,500	11,096,500
Net increase (decrease) in cash	4,111,933	6,569,626
Cash, at beginning of period	2,457,693
Cash, at end of period	6,569,626	6,569,626
Cash paid during the period for:
Interest		1,357
Income taxes	800	800
Noncash investing and financing transaction:
Fair value of placement agent warrants issued in conjunction with financing	276,980	276,980
Acquisition obligation of asset purchase agreement		2,750,000
Acquisition obligation discounts - imputed interest and fair value of warrants	$ 483,139	$ 483,139